SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of fair value of the options granted was estimated on the date of grant that prepared by the management with the assistance of an independent third party appraiser, and was determined using a binomial model

The fair value of the options granted was estimated on the date of grant that prepared by the management with the assistance of an independent third‑party appraiser, and was determined using a binomial model with the following assumptions:

	Fair value per ordinary share at grant date(1)	Exercise price(2)	Expected volatility(3)	Contractual life(4)	Risk-free interest rate(5)	Expected dividend(6)
	US$	US$
Granted in 2014	0.008	0.00001	40%	10 years	3.0-3.1%	0.0
Granted in 2015	0.008-0.016	0.00001	39%	10 years	2.5-3.1%	0.0
Granted in 2016	0.019-0.030	0.00001	39%	10 years	2.3-3%	0.0
Granted in 2017	0.034-0.059	0.00001-0.040	39%	10 years	3.0-3.2%	0.0
Granted in 2018	0.147-0.405	0.0001-0.200	35-38%	10 years	3.1-3.8%	0.0
Granted in 2019	0.274-0.484	0.00001-0.274	37-39%	10 years	3.0-3.4%	0.0
Granted in 2021	0.2184	1.1853	55%	10 years	0.88%	0.0

(1) Fair value of underlying ordinary shares. Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in March 2019.

(2) Exercise price. The exercise price of the options was determined by the Company’s Board of Directors.

(3) Volatility. The volatility of the underlying ordinary shares was estimated based on the historical share price movement of the comparable companies for the period of time close to the expected time to exercise.

(4) Contractual life. The contractual life of the share options was the period between the grant date and the expiry date.

(5) Risk free rate. Risk free rate is estimated based on market yield of U.S. Sovereign Curve with maturity close to the share options as of the valuation date, plus country spread.

(6) Expected dividend. The Company does not expect to declare any dividends in the foreseeable future.

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2022 and 2023 is presented below:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	Years	US$
Outstanding as of January 1, 2022	44,356,789	0.04833	6.77	12,375,711
Exercised	(11,347,330)	0.02521
Forfeited	(4,578,263)	0.19802
Outstanding as of December 31, 2022	28,431,196	0.03046	5.82	7,335,391
Exercised	(2,323,795)	0.03554
Outstanding as of December 31, 2023	26,107,401	0.03001	4.83	7,243,680

Schedule of service based RSU

A summary of the Company’s RSU activities for the years ended December 31, 2022 and 2023 is presented below:

	Number of Units	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2022	65,816,445	0.48
Granted	48,542,120	0.27
Exercised	(25,568,598)	0.34
Forfeited	(9,262,221)	0.45
Unvested as of December 31, 2022	79,527,746	0.40
Granted	36,225,520	0.24
Exercised	(29,165,983)	0.43
Forfeited	(5,954,634)	0.42
Unvested as of December 31, 2023	80,632,649	0.31